COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	December 31, 2025
		(In millions)
Current
Collaboration Interest-bearing Advanced Funding	6.70%	$319.1